Jones & Blouch L.L.P.
                                 Suite 405-West
                         1025 Thomas Jefferson St., N.W.
                              Washington, DC 20007
                                 (202) 223-3500


                                 March 24, 1998

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

           Re: Manufacturers Life Insurance Company of North
               America Separate Account A
               File No. 333-38081/811-04113

Dear Sirs:

         I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 that the form of prospectus and statement of additional information each dated March 20, 1998 that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement identified above. In addition, I certify that the text of the most recent amendment to such registration statement was filed electronically via EDGAR.


                                         Very truly yours,


                                         /s/Brian R. Baysinger
                                            Brian R. Baysinger


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